Cover	Feb. 20, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 20, 2024
Entity Registrant Name	ARTERIS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40960
Entity Tax Identification Number	27-0117058
Entity Address, Address Line One	900 E. Hamilton Ave.,
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Campbell
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95008
City Area Code	408
Local Phone Number	470-7300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	AIP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001667011